INVENTORIES - Disclosure of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Ore stockpiles	$ 31,845	$ 21,946
Copper contained in concentrate	19,831	7,948
Molybdenum concentrate	310	398
Materials and supplies	27,885	28,549
Total current inventories	$ 79,871	$ 58,841